Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	$ (72,376)	$ 37,646
Prior sercive cost arising during measurement period	0	0
Items amortized during the measurement period, Net transition (asset)/obligation	0	0	0
Items amortized during the measurement period, Prior service credit/(cost)	(353)	(398)	(417)
Items amortized during the measurement period, Net actuarial (gain)/loss	(10,202)	(37,230)
Total recognized in other comprehensive income	(82,931)	18
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	(9,080)	7,464
Prior sercive cost arising during measurement period	(10,678)	0
Items amortized during the measurement period, Net transition (asset)/obligation	0	(736)	(986)
Items amortized during the measurement period, Prior service credit/(cost)	299	9	9
Items amortized during the measurement period, Net actuarial (gain)/loss	171	488
Total recognized in other comprehensive income	$ (19,288)	$ 7,225